OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
OTHER LIABILITIES
20.	OTHER LIABILITIES

Current other liabilities

USD million	December 31, 2023	December 31, 2022
Related to financing activities:
Accrued interest	33.0	50.1
Payables related to derivatives	31.2	25.7
Related to operating and other activities:
Liabilities for share-based payments*	18.5	—
Accrued personnel costs	148.0	120.3
Accrued advertising and promotion	57.3	42.4
Refund liabilities	35.5	38.2
Value added tax	25.7	28.8
Goods received not invoiced	25.7	25.1
Contract liabilities	25.0	20.8
Accrued royalties	8.5	13.8
Other accrued liabilities	159.2	133.6
Total	567.5	498.8

* Amount comprises only the current portion of liabilities for share-based payments. The long-term portion of liabilities for share-based payments amounted to USD 7.4 million and USD nil as of December 31, 2023 and 2022, respectively, recorded under long-term other liabilities.